Convertible Instruments and Equity (Tables)	9 Months Ended
Sep. 30, 2021
Convertible Instruments And Equity [Abstract]
Schedule of convertible preferred stock
	Authorized Shares	Outstanding Shares	Carry Value
Series Seed	4,000,000	4,000,000	$100
Series Seed – 1	4,662,290	4,662,290	2,686
Series Seed – 2	8,484,214	8,311,455	5,740
Series Seed – 3	2,693,316	2,693,316	1,922
Series Seed – 4	941,868	941,868	750
Series A-1	18,610,884	18,610,884	9,887
Series A-2	20,881,506	19,334,723	24,847
Total outstanding preferred stock	60,274,078	58,554,536	$45,932